Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Cash flows from operating activities
Net income (loss)	$ 42,046	$ 16,159	$ 19,500	$ (27,445)	$ 4,861
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	34,860	25,788	35,773	54,645	14,163
Accretion of asset retirement obligation	84	212	237	36
Amortization of financing fees and debt issuance costs	2,041	1,876	2,590	1,546
Loss on disposal of property and equipment	437	2,609	2,704
Gain on sale of intangible assets	(19)		(134)
Equity-based compensation	4,285	2,948	4,653	3,774	111
Asset impairment					11
Non-cash loss on extinguishment of debt	17,474	992	992
Deferred income taxes	23,074	10,790	13,853	(19,753)	2,314
Changes in operating assets and liabilities:
Accounts receivable	(721)	(2,610)	(2,861)	1,559	(491)
Inventories	(16,383)	1,290	(1,442)	1,837	(7,155)
Prepaid expenses and other current assets	(9,752)	3,590	3,337	(794)	(449)
Other assets	(3,875)	(5,378)	(4,586)	224
Accounts payable	39,808	6,921	(4,673)	15,175	3,143
Accrued salaries and benefits	(469)	5,016	2,956	1,556	936
Other accrued liabilities	39	3,675	1,533	7,318	4,778
Other long-term liabilities	9,777	8,617	9,999	12,706
Net cash provided by operating activities	142,706	82,495	84,431	52,384	22,222
Cash flows from investing activities
Purchases of property and equipment	(74,777)	(28,637)	(46,485)	(27,572)	(16,698)
Proceeds from disposal of property and equipment	2	9,646	9,657		12
Proceeds from sale of intangible assets	172
Acquisition, net of cash acquired		(130,174)	(129,875)	(232,911)
Investment in capitalized software				(22)	(373)
Net cash used in investing activities	(74,603)	(149,165)	(166,703)	(260,505)	(17,059)
Cash flows from financing activities
Borrowings on line of credit		3,000	3,000	23,000
Payments on line of credit		(3,000)	(3,000)	(23,000)
Borrowings on term loan, net of financing costs	688,127	97,247	97,247	296,050
Payments on term loan	(745,100)	(2,575)	(2,575)	(2,325)
Borrowings on Sr. Subordinated Notes		35,000	35,000
Payments on Sr. Subordinated Notes	(35,000)
Payments on capital lease obligations	(335)	(321)	(439)	(272)
Payments on financing lease obligations	(2,104)	(1,572)	(2,377)	(1,204)
Payments of deferred financing costs	(1,370)	(401)	(401)	(3,023)
Payments of IPO costs	(4,212)
Cash from landlord related to financing lease obligations	4,057	527	2,942	1,886	412
Payment to stockholders and option holders	(295,921)
Repurchase of shares	(113)		(148)
Excess tax benefit for exercise of options			143
Proceeds from the issuance of shares	348,392	5,549	5,549
Net cash provided by (used in) financing activities	(43,579)	133,454	134,941	217,745	(6,477)
Net increase (decrease) in cash and cash equivalents	24,524	66,784	52,669	9,624	(1,314)
Cash and cash equivalents at beginning of the period	67,211	14,542	14,542	4,918	6,232
Cash and cash equivalents at the end of the period	91,735	81,326	67,211	14,542	4,918
Supplemental disclosure of cash flow information
Cash paid for interest	31,529	23,101	32,395	13,863	683
Cash paid for income taxes	1,276	1,501	1,626	3,421	3,320
Supplemental disclosure of non-cash investing and financing activities
Property and equipment in accounts payable	6,332	2,832	8,679	2,137	1,779
Property acquired through capital and financing lease obligations	10,986	5,970	10,686	1,479
Issuance of shares to business combinations			89,605	146,137
Deferred financing costs netted against term loan proceeds			2,753	13,950
Deferred tax asset resulting from the business combinations			1,896	47,589
Henry's Holdings LLC [Member]
Cash flows from financing activities
Proceeds from the issuance of shares				206,000
Distribution to S&F as a result of the Henry's Transaction				(274,635)
Apollo [Member]
Cash flows from financing activities
Equity contribution by Apollo Funds				8,000
S&F [Member]
Cash flows from financing activities
Net transactions with S&F				(12,732)	(6,889)
Supplemental disclosure of non-cash investing and financing activities
Contribution of net assets from S&F				$ 14,105